Pension And Other Postretirement Benefits (Schedule Of Changes In Benefit Obligation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets, end of year	$ 36,107,226		$ 29,778,983
Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	37,892,992		34,927,243
Service cost	780,225		693,729
Interest cost	1,608,234		1,720,183
Acturial (gain)/loss	(2,563,073)		1,658,462		(2,869,661)
Benefits paid	(1,084,289)	[1]	(1,106,625)	[1]
Plan amendments	(10,091,710)		0
Benefit obligation at end of year	26,542,379		37,892,992		34,927,243
Fair value of plan assets, beginning of year	0		0
Employer contributions	1,084,289	[1]	1,106,625	[1]
Fair value of plan assets, end of year	0		0		0
Discount rate	4.50%		4.50%
Trend Rate	8% for fiscal 2013 decreasing ..5%/yr to 5%		8% for fiscal 2012 decreasing 1%/yr to 5%
Funded status = year-end benefit liability	$ (26,542,379)		$ (37,892,992)
Trend Rate, current year	8.00%		8.00%
Postretirement Benefits [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Trend Rate, decrease to future rate	(0.50%)		(1.00%)
Trend Rate, final	5.00%		5.00%

[1]	Amounts are net of retiree prescription drug subsidy received during the fiscal year.